Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Schedules of goodwill and changes in goodwill
The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

EUR million
	2021	2020	2019
Banco Santander (Brasil)	3,219	3,109	4,388
SAM Investment Holdings Limited	1,444	1,444	1,173
Santander Consumer Germany	1,304	1,314	1,236
Santander Bank Polska	1,095	1,104	2,427
Santander Portugal	1,040	1,040	1,040
Santander España	1,027	1,027	1,027
Santander Consumer USA	979	904	2,143
Santander Bank, National Association	643	594	1,828
Santander UK	633	592	7,147
Banco Santander - Chile	516	571	589
Grupo Financiero Santander (México)	435	399	460
Santander Consumer Nordics	224	216	496
Other companies	154	157	292
Total Goodwill	12,713	12,471	24,246
The changes in goodwill were as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	12,471	24,246	25,466
Additions (note 3)	81	429	41
Of which:
SAM Investment Holdings Limited	—	271	—
Santander España	—	—	4
Impairment losses	(6)	(10,100)	(1,491)
Of which:
Santander UK	—	(6,101)	(1,491)
Santander Bank Polska	—	(1,192)	—
Santander Bank, National Association	—	(1,177)	—
Santander Consumer USA	—	(1,153)	—
Santander Consumer Nordics	—	(277)	—
Disposals or changes in scope of consolidation	—	—	—
Exchange differences and other items	167	(2,104)	230
Balance at end of year	12,713	12,471	24,246

Schedule of goodwill assumptions
Following is a detail of the main assumptions taken into account in determining the recoverable amount, at 2021 year-end, of the most significant cash-generating units which were valued using the discounted cash flow method:

	2021
	Projected period	Discount rate*	Nominal perpetual growth rate
Santander UK	5 years	9.2%	2.3%
Santander Bank Polska	5 years	10.3%	3.5%
Santander Consumer USA	3 years	10.6%	1.5%
Santander Bank, National Association**	5 years	11.6%	3.0%
Santander Consumer Germany	5 years	8.3%	1.8%
SAM Investment Holdings, Limited	5 years	10.4%	2.5%
Santander Portugal	5 years	9.7%	1.8%
Santander Consumer Nordics	5 years	9.9%	2.0%
*Post-tax discount rate.
**Weighted information of the main assumptions of the segments to which goodwill has been allocated.
The discount and nominal perpetual growth rates taken into account in 2020 and 2019 are presented below for comparison purposes:

	Discount rate*		Nominal perpetual growth rate
	2020	2019	2020	2019
Santander UK	9.5%	8.5%	2.3%	2.5%
Santander Bank Polska	10.0%	9.2%	3.5%	3.5%
Santander Consumer USA	10.7%	9.5%	1.5%	1.5%
Santander Bank, National Association**	11.6%	9.6%	2.5%	3.6%
Santander Consumer Germany	9.0%	8.2%	1.8%	2.5%
SAM Investment Holdings, Limited	10.1%	10.0%	2.5%	2.5%
Santander Portugal	9.8%	8.9%	1.8%	2.0%
Santander Consumer Nordics	10.1%	8.6%	2.0%	2.5%
*Post-tax discount rate.
**Weighted information of the main assumptions of the segments to which goodwill has been allocated.